united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 1/31/16

Item 1. Schedule of Investments.

CLS Funds Quarterly Report

Schedule of Investments - Global Diversified Equity Fund (Unaudited)
January 31, 2016
	Shares	Value
Equity Funds - 99.55%
Commodity Funds - 0.31%
PowerShares DB Commodity Index Tracking Fund *	100,000	$ 1,278,000

Developed International - 34.24%
iShares Core MSCI Europe ETF	585,000	23,236,200
iShares MSCI ACWI ex US ETF	279,229	10,445,957
iShares MSCI EAFE ETF +	480,800	26,674,784
iShares MSCI Eurozone ETF	297,100	9,863,720
iShares MSCI Italy Capped ETF	122,000	1,472,540
iShares MSCI Japan ETF	842,500	9,688,750
iShares MSCI Spain Capped ETF	70,000	1,845,200
Vanguard FTSE Europe ETF	281,000	13,226,670
Vanguard FTSE Pacific ETF	269,000	14,335,010
Vanguard Total International Stock ETF	700,000	29,855,000
WisdomTree Global ex-US Quality Dividend Growth Fund	52,000	2,254,200
		142,898,031
Emerging Markets - 12.94%
iShares MSCI Emerging Markets Minimum Volatility ETF	100,000	4,700,000
iShares MSCI Russia Capped ETF	295,000	3,265,650
Morgan Stanley China A Share Fund, Inc.	97,967	1,556,695
SPDR S&P Emerging Asia Pacific ETF +	185,000	12,580,000
WisdomTree Emerging Markets High Dividend Fund +	1,048,525	31,896,130
		53,998,475
Global Equity - 8.68%
Fidelity MSCI Energy Index ETF +	275,000	4,529,250
iShares Global 100 ETF +	257,200	17,723,652
iShares Global Energy ETF +	513,000	13,984,380
		36,237,282
Large Cap Core - 12.22%
iShares MSCI USA Momentum Factor ETF +	52,000	3,666,000
SPDR Health Care Select Sector Fund +	158,600	10,542,142
Vanguard Dividend Appreciation ETF	484,016	36,785,216
		50,993,358
Large Cap Growth - 27.58%
Fidelity MSCI Information Technology Index ETF	71,000	2,194,610
iShares MSCI USA Quality Factor ETF	631,840	38,933,981
iShares Russell 1000 Growth ETF	215,900	20,257,897
iShares Russell Top 200 Growth ETF +	204,500	10,394,735
SPDR Technology Select Sector Fund +	865,000	35,672,600
Vanguard Information Technology ETF +	75,000	7,642,500
		115,096,323
Large Cap Value - 3.58%
SPDR Financial Select Sector Fund +	560,100	12,159,771
SPDR S&P Global Natural Resources ETF +	93,000	2,792,790
		14,952,561

Total Equity Funds (cost $393,276,422)		415,454,030

CLS Funds Quarterly Report

Schedule of Investments - Global Diversified Equity Fund (Unaudited) (Continued)
January 31, 2016
	Shares	Value
Money Market Funds - 0.53%
Short-Term Cash - 0.53%
Federated Prime Cash Obligations Fund Institutional Class, 0.35% **	2,238,514	$ 2,238,514
Total Money Market Funds (cost $2,238,514)		2,238,514

Collateral for Securities Loaned - 8.68%
Dreyfus Government Cash Management Institutional Class, 0.17% **	6,710,115	6,710,115
Milestone Treasury Obligations Fund Institutional Class, 0.17% ** ^	29,500,000	29,500,000
Total Collateral for Securities Loaned (cost $36,210,115)		36,210,115

Total Investments (cost $431,725,051) (a) - 108.76%		$ 453,902,659
Liabilities Less Other Assets - Net - (8.76)%		(36,577,608)
NET ASSETS - 100.00%		$ 417,325,051

+ All or a portion of this security is on loan. Total loaned securities had a value of $35,397,567 at January 31, 2016.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2016.
^ Represtents affiliated issuer

ACWI - All Country World Index
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$432,677,349 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 43,915,402
Unrealized depreciation:		(22,690,092)
Net unrealized appreciation:		$ 21,225,310

CLS Funds Quarterly Report

Schedule of Investments - Growth and Income Fund (Unaudited)
January 31, 2016
	Shares	Value
Bond Funds - 51.33%
High Yield Bonds - 2.57%
BlackRock Corporate High Yield Fund, Inc. +	143,559	$ 1,379,602
PIMCO Dynamic Credit Income Fund	50,000	874,000
SPDR Blackstone / GSO Senior Loan ETF	154,816	7,112,247
		9,365,849
Intermediate/Long-Term Bonds - 32.29%
Fidelity Total Bond ETF +	240,000	11,553,600
iShares TIPS Bond ETF	287,000	31,971,800
iShares iBoxx $ Investment Grade Corporate Bond ETF	70,800	8,081,820
PIMCO Total Return Active ETF +	443,668	46,580,703
SPDR Doubleline Total Return Tactical ETF +	400,000	19,632,000
		117,819,923
International Bond - 5.79%
PowerShares Emerging Markets Sovereign Debt Portfolio	743,958	20,213,339
Templeton Global Income Fund	146,395	916,433
		21,129,772
Short-Term Bonds - 10.68%
iShares Floating Rate Bond ETF +	277,800	13,987,230
PIMCO Enhanced Short Maturity Active ETF	248,014	24,977,490
		38,964,720

Total Bond Funds (cost $189,567,503)		187,280,264

Equity Funds - 48.24%
Alternative - 3.19%
WisdomTree Managed Futures Strategy Fund * +	281,932	11,652,249

Balanced - 0.28%
PowerShares CEF Income Composite Portfolio +	50,000	1,029,500

Commodity Funds - 2.44%
PowerShares DB Commodity Index Tracking Fund * +	510,000	6,517,800
WisdomTree Continuous Commodity Index Fund *	132,000	2,382,600
		8,900,400
Developed International - 13.93%
FlexShares International Quality Dividend Index Fund +	77,000	1,589,280
iShares MSCI EAFE Minimum Volatility ETF +	225,888	14,343,888
iShares MSCI Eurozone ETF	133,100	4,418,920
iShares MSCI Japan ETF	765,000	8,797,500
iShares Europe ETF	380,000	14,424,800
Vanguard FTSE Europe ETF	154,000	7,248,780
		50,823,168
Emerging Markets - 6.84%
iShares Core MSCI Emerging Markets ETF	175,200	6,541,968
iShares MSCI Emerging Markets Minimum Volatility ETF	72,100	3,388,700
iShares MSCI Russia Capped ETF	150,000	1,660,500
Morgan Stanley China A Share Fund, Inc.	78,689	1,250,368
PowerShares FTSE RAFI Emerging Markets Portfolio +	502,800	6,662,100
SPDR S&P Emerging Asia Pacific ETF +	80,000	5,440,000
		24,943,636
Large Cap Core - 4.77%
Vanguard Dividend Appreciation ETF	229,300	17,426,800

Large Cap Growth - 12.83%
iShares North American Tech-Software ETF +	40,000	3,796,400
iShares MSCI USA Quality Factor ETF	395,113	24,346,863
Market Vectors Gold Miners ETF	140,000	1,993,600
Powershares QQQ Trust Series 1 +	44,100	4,592,133
SPDR Technology Select Sector Fund +	209,000	8,619,160
Vanguard Information Technology ETF	34,000	3,464,600
		46,812,756

CLS Funds Quarterly Report

Schedule of Investments - Growth and Income Fund (Unaudited) (Continued)
January 31, 2016
	Shares	Value
Large Cap Value - 3.69%
SPDR Energy Select Sector Fund +	93,000	$ 5,416,320
SPDR Financial Select Sector Fund	370,607	8,045,878
		13,462,198
Small/Mid-Cap Core - 0.27%
Kayne Anderson MLP Investment Co.	64,000	982,400

Total Equity Funds (cost $173,948,703)		176,033,107

Money Market Funds - 0.50%
Short-Term Cash - 0.50%
Federated Prime Cash Obligations Fund Institutional Class, 0.35% **	1,824,419	1,824,419
Total Money Market Funds (cost $1,824,419)		1,824,419

Collateral for Securities Loaned - 10.63%
Dreyfus Government Cash Management Institutional Class, 0.17% **	1	1
Milestone Treasury Obligations Fund Institutional Class, 0.17% ** ^	38,800,000	38,800,000
Total Collateral for Securities Loaned (cost $38,800,001)		38,800,001

Total Investments (cost $404,140,626) (a) - 110.70%		$ 403,937,791
Liabilities Less Other Assets - Net - (10.70)%		(39,049,299)
NET ASSETS - 100.00%		$ 364,888,492

+ All or a portion of this security is on loan. Total loaned securities had a value of $36,668,135 at January 31, 2016.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2016.
^ Represtents affiliated issuer

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MLP - Master Limited Partnership
MSCI - Morgan Stanley Capital International
RAFI - Research Affiliates
SPDR - Standard & Poors' Depositary Receipts
TIPS - Treasury Inflation-Protected Securities

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$404,246,601 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 10,861,341
Unrealized depreciation:		(11,170,151)
Net unrealized depreciation:		$ (308,810)

CLS Funds Quarterly Report

Schedule of Investments - Global Growth Fund (Unaudited)
January 31, 2016
	Shares	Value
Bond Funds - 17.11%
High Yield Bonds - 3.96%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	104,700	$ 9,442,893

Intermediate/Long-Term Bonds - 7.73%
SPDR Doubleline Total Return Tactical ETF	376,000	18,454,080

International Bond - 5.42%
PowerShares Emerging Markets Sovereign Debt Portfolio +	358,152	9,730,990
Vanguard Total International Bond ETF	60,000	3,214,200
		12,945,190

Total Bond Funds (cost $41,088,169)		40,842,163

Equity Funds - 81.55%
Commodity Funds - 2.32%
iShares S&P GSCI Commodity Indexed Trust * +	217,500	2,931,900
PowerShares DB Agriculture Fund *	130,000	2,598,700
		5,530,600
Developed International - 21.73%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	586,000	15,277,020
iShares MSCI EAFE Minimum Volatility ETF +	300,000	19,050,000
iShares MSCI Eurozone ETF +	345,000	11,454,000
WisdomTree Japan Hedged Equity Fund	128,000	6,087,680
		51,868,700
Emerging Markets - 8.15%
EGShares Emerging Markets Consumer ETF +	576,000	11,831,040
iShares MSCI Emerging Markets Minimum Volatility ETF	162,000	7,614,000
		19,445,040
Global Equity - 8.58%
FlexShares STOXX Global Broad Infrastructure Index Fund	130,000	5,296,200
iShares Global Energy ETF +	224,600	6,122,596
iShares Global Healthcare ETF +	95,000	9,051,600
		20,470,396
Large Cap Core - 7.84%
First Trust NASDAQ Technology Dividend Index Fund	780,000	18,712,200

Large Cap Growth - 15.71%
iShares MSCI USA Quality Factor ETF	365,000	22,491,300
iShares Russell Top 200 Growth ETF	295,000	14,994,850
		37,486,150

Large Cap Value - 17.22%
iShares MSCI USA Minimum Volatility ETF	546,000	22,517,040
SPDR Financial Select Sector Fund +	856,450	18,593,529
		41,110,569

Total Equity Funds (cost $194,345,459)		194,623,655

CLS Funds Quarterly Report

Schedule of Investments - Global Growth Fund (Unaudited) (Continued)
January 31, 2016
	Shares	Value

Money Market Funds - 1.42%
Short-Term Cash - 1.42%
Federated Prime Cash Obligations Fund Institutional Class, 0.35% **	3,398,530	$ 3,398,530
Total Money Market Funds (cost $3,398,530)		3,398,530

Collateral for Securities Loaned - 9.00%
Dreyfus Government Cash Management Institutional Class, 0.17% **	5,575,875	5,575,875
Milestone Treasury Obligations Fund Institutional Class, 0.17% ** ^	15,900,000	15,900,000
Total Collateral for Securities Loaned (cost $21,475,875)		21,475,875

Total Investments (cost $260,308,033) (a) - 109.08%		$ 260,340,223
Liabilities Less Other Assets - Net - (9.08)%		(21,668,032)
NET ASSETS - 100.00%		$ 238,672,191

+ All or a portion of this security is on loan. Total loaned securities had a value of $20,929,570 at January 31, 2016.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2016.
^ Represtents affiliated issuer

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
GSCI - Goldman Sachs Commodity Index
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$259,111,969 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 5,986,356
Unrealized depreciation:		(4,758,102)
Net unrealized appreciation:		$ 1,228,254

CLS Funds Quarterly Report

Schedule of Investments - International Equity Fund (Unaudited)
January 31, 2016
	Shares	Value
Equity Funds - 99.95%
Developed International - 68.04%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	32,300	$ 842,061
iShares International Select Dividend ETF +	82,800	2,260,440
iShares MSCI Canada ETF +	14,600	305,286
iShares MSCI Denmark Capped ETF	10,500	568,260
iShares MSCI EAFE Minimum Volatility ETF	47,000	2,984,500
iShares MSCI Europe Minimum Volatility ETF +	65,500	1,513,705
iShares MSCI Finland Capped ETF	18,400	590,088
iShares MSCI Israel Capped ETF	6,400	294,848
iShares MSCI Japan Minimum Volatility ETF +	13,500	752,895
iShares MSCI New Zealand Capped ETF	9,700	340,179
iShares MSCI Switzerland Capped ETF	21,700	632,772
iShares MSCI United Kingdom ETF	24,800	380,928
WisdomTree International Hedged Quality Dividend Growth Fund	54,000	1,398,600
		12,864,562
Emerging Markets - 31.91%
Global X MSCI Argentina ETF	22,500	385,965
Global X MSCI Nigeria ETF +	94,000	568,700
iShares MSCI All Peru Capped ETF +	45,500	891,345
iShares MSCI Chile Capped ETF +	15,500	505,765
iShares MSCI India ETF +	20,000	520,800
iShares MSCI Indonesia ETF +	44,600	965,590
iShares MSCI Mexico Capped ETF +	8,000	387,120
iShares MSCI Poland Capped ETF +	47,800	806,386
iShares MSCI South Korea Capped ETF	11,000	525,140
iShares MSCI Thailand Capped ETF	3,900	239,070
Market Vectors Egypt Index ETF	7,000	237,860
		6,033,741

Total Equity Funds (cost $19,565,413)		18,898,303

Money Market Funds - 0.21%
Short-Term Cash - 0.21%
Federated Prime Cash Obligations Fund Institutional Class, 0.35% *	40,518	40,518
Total Money Market Funds (cost $40,518)		40,518

Collateral for Securities Loaned - 25.66%
Dreyfus Government Cash Management Institutional Class, 0.17% *	4,852,014	4,852,014
Total Collateral for Securities Loaned (cost $4,852,014)		4,852,014

Total Investments (cost $24,457,945) (a) - 125.82%		$ 23,790,835
Liabilities Less Other Assets - Net - (25.82)%		(4,882,677)
NET ASSETS - 100.00%		$ 18,908,158

+ All or a portion of this security is on loan. Total loaned securities had a value of $4,719,277 at January 31, 2016.
* Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2016.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short, is $24,488,254 and differs from market value by net unrealized appreciation (depreciation)
of securities (including short sales) as follows:
Unrealized appreciation:		$ 110,022
Unrealized depreciation:		(807,441)
Net unrealized depreciation:		$ (697,419)

CLS Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Unaudited)
January 31, 2016
	Shares	Value
Bond Funds - 81.82%
High Yield Bonds - 16.10%
BlackRock Corporate High Yield Fund, Inc.	78,416	$ 753,578
iShares iBoxx $ High Yield Corporate Bond ETF	101,080	8,013,622
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	56,295	5,077,246
PowerShares Senior Loan Portfolio +	434,800	9,643,864
SPDR Barclays Short Term High Yield Bond ETF	252,775	6,357,291
SPDR Blackstone / GSO Senior Loan ETF	42,500	1,952,450
		31,798,051
Intermediate/Long-Term Bonds - 41.13%
iShares 3-7 Year Treasury Bond ETF +	41,200	5,159,888
iShares 20+ Year Treasury Bond ETF +	11,000	1,400,300
iShares Core US Credit Bond ETF	33,450	3,576,809
iShares Intermediate Credit Bond ETF	90,380	9,748,387
iShares TIPS Bond ETF	67,548	7,524,847
iShares Core U.S. Aggregate Bond ETF	90,626	9,906,328
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,725	2,137,459
iShares National Muni Bond ETF +	31,275	3,489,039
PIMCO Total Return Active ETF	59,909	6,289,846
SPDR Doubleline Total Return Tactical ETF	290,414	14,253,519
Vanguard Intermediate-Term Corporate Bond ETF	94,483	7,982,869
Vanguard Mortgage-Backed Securities ETF	41,000	2,188,170
Vanguard Total Bond Market ETF	92,385	7,553,398
		81,210,859
International Bond - 6.35%
iShares Emerging Markets Local Currency Bond ETF +	52,400	2,082,376
iShares JP Morgan USD Emerging Markets Bond ETF +	50,350	5,328,037
PowerShares Emerging Markets Sovereign Debt Portfolio	71,000	1,929,070
SPDR Citi International Government Inflation-Protected Bond ETF +	63,675	3,204,126
		12,543,609
Short-Term Bonds - 18.24%
iShares 1-3 Year Treasury Bond ETF	2,541	215,756
iShares Floating Rate Bond ETF +	47,201	2,376,570
PIMCO 1-5 Year U.S. TIPS Index ETF	71,372	3,686,364
PIMCO Enhanced Short Maturity Active ETF +	171,117	17,233,193
SPDR Nuveen Barclays Short Term Municipal Bond ETF	325,536	7,962,611
Vanguard Short-Term Corporate Bond ETF	57,375	4,541,231
		36,015,725

Total Bond Funds (cost $167,577,836)		161,568,244

Equity Funds - 8.64%
Commodity - 0.71%
United States Commodity Index Fund *	35,500	1,400,830

Currency - 1.15%
PowerShares DB US Dollar Index Bullish Fund *	88,000	2,275,680

Developed International - 0.70%
iShares MSCI EAFE ETF +	12,500	693,500
iShares MSCI EAFE Value ETF	16,000	694,080
		1,387,580
Emerging Markets - 0.19%
Vanguard FTSE Emerging Markets ETF	12,000	369,960

Large Cap Core - 1.54%
iShares Core S&P 500 ETF	15,660	3,047,749

Large Cap Growth - 0.20%
Vanguard Growth ETF	4,000	399,760

CLS Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Unaudited) (Continued)
January 31, 2016
	Shares	Value

Large Cap Value - 1.07%
PowerShares S&P 500 Low Volatility Portfolio	26,800	$ 1,013,576
Vanguard High Dividend Yield ETF +	17,000	1,102,790
		2,116,366
Preferred Security - 2.71%
iShares US Preferred Stock ETF +	46,775	1,799,434
PowerShares Financial Preferred Portfolio +	119,461	2,230,337
PowerShares Preferred Portfolio +	88,700	1,314,534
		5,344,305
Small/Mid-Cap Value - 0.37%
Alerian MLP ETF +	70,000	728,000

Total Equity Funds (cost $17,137,920)		17,070,230

	Principal ($)
U.S. Government and Agency Obligations - 6.88%
Fannie Mae, 3.50%, due 12/1/2030	$ 295,368	311,416
Fannie Mae, 3.50%, due 7/1/2032	605,474	642,536
Fannie Mae, 4.00%, due 2/1/2040	320,548	342,832
Fannie Mae, 4.00%, due 10/1/2040	289,077	309,891
Fannie Mae, 4.00%, due 6/1/2041	537,812	576,572
Fannie Mae, 4.00%, due 9/1/2041	633,236	678,874
Fannie Mae, 4.00%, due 12/1/2041	385,988	413,807
Fannie Mae, 5.00%, due 11/1/2039	354,116	396,723
Fannie Mae, 5.00%, due 2/1/2040	545,651	604,390
Fannie Mae, 5.50%, due 12/1/2039	237,794	268,039
Fannie Mae, 5.50%, due 4/1/2040	294,529	328,827
Fannie Mae, 6.00%, due 12/1/2035	336,841	384,217
Fannie Mae, 6.00%, due 12/1/2038	125,063	141,553
Federal Home Loan Banks, 2.90%, due 4/20/2017	136,324	139,115
Federal Home Loan Mortgage Corp., 2.00%, due 3/12/2020	1,000,000	1,031,397
Federal Home Loan Mortgage Corp., 5.40%, due 3/17/2021	750,000	754,059
Federal National Mortgage Association, 2.00%, due 8/28/2020	1,000,000	1,025,362
Freddie Mac Gold Pool, 4.50%, due 2/1/2041	357,105	389,815
Freddie Mac Gold Pool, 5.50%, due 6/1/2034	327,189	365,231
Freddie Mac Gold Pool, 6.00%, due 5/1/2037	106,347	120,549
Freddie Mac Gold Pool, 6.50%, due 4/1/2039	137,811	157,219
Government National Mortgage Association, 3.50%, due 7/16/2039	147,929	153,845
Government National Mortgage Association, 4.00%, due 2/20/2039	331,114	341,606
United States Treasury Note/Bond, 4.25%, due 11/15/2017	2,500,000	2,653,272
United States Treasury Note/Bond, 4.50%, due 5/15/2017	1,000,000	1,048,809
Total U.S. Government and Agency Obligations (cost $13,115,085)		13,579,956

CLS Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Unaudited) (Continued)
January 31, 2016
	Shares	Value
Money Market Funds - 2.22%
Short-Term Cash - 2.22%
Federated Prime Cash Obligations Fund Institutional Class, 0.35% **	4,387,191	$ 4,387,191
Total Money Market Funds (cost $4,387,191)		4,387,191

Collateral for Securities Loaned - 11.90%
Dreyfus Government Cash Management Institutional Class, 0.17% **	1	1
Milestone Treasury Obligations Fund Institutional Class, 0.17% ** ^	23,500,000	23,500,000
Total Collateral for Securities Loaned (cost $23,500,001)		23,500,001

Total Investments (cost $225,718,033) (a) - 111.46%		$ 220,105,622
Liabilities Less Other Assets - Net - (11.46)%		(22,630,539)
NET ASSETS - 100.00%		$ 197,475,083

+ All or a portion of this security is on loan. Total loaned securities had a value of $ 21,044,664 at January 31, 2016.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2016.
^ Represtents affiliated issuer

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MLP - Master Limited Partnership
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
TIPS - Treasury Inflation-Protected Security

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$225,619,464 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 2,312,613
Unrealized depreciation:		(7,826,455)
Net unrealized depreciation:		$ (5,513,842)

CLS Funds Quarterly Report

Schedule of Investments - Global Aggressive Equity Fund (Unaudited)
January 31, 2016
	Shares	Value
Equity Funds - 99.51%
Alternative - 6.61%
ProShares Large Cap Core Plus	92,000	$ 4,281,680
ProShares Short VIX Short-Term Futures ETF * +	20,000	782,400
WisdomTree Managed Futures Strategy Fund *	32,500	1,343,225
		6,407,305
Developed International - 29.56%
Deutsche X-trackers MSCI Japan Hedged Equity ETF +	152,000	5,523,680
Deutsche X-trackers MSCI Europe Hedged Equity ETF +	111,000	2,752,800
First Trust Dorsey Wright International Focus 5 ETF +	313,000	5,089,380
iShares International Select Dividend ETF +	52,000	1,419,600
iShares MSCI ACWI ETF	81,000	4,281,660
iShares MSCI Europe Financials ETF	94,978	1,712,454
iShares MSCI Ireland Capped ETF +	50,000	1,939,000
iShares MSCI United Kingdom ETF	66,000	1,013,760
WisdomTree Europe SmallCap Dividend Fund +	93,000	4,915,980
		28,648,314
Emerging Markets - 4.05%
Global X China Financials ETF	33,000	383,790
iShares MSCI All Country Asia ex Japan ETF +	17,500	870,625
iShares MSCI India ETF +	29,304	763,076
SPDR S&P Emerging Asia Pacific ETF +	28,000	1,904,000
		3,921,491
Global Equity - 10.19%
Cambria Global Value ETF	70,100	1,172,072
Fidelity MSCI Energy Index ETF +	95,000	1,564,650
PowerShares Global Listed Private Equity Portfolio	201,000	1,933,620
Vanguard Total World Stock ETF +	96,000	5,207,040
		9,877,382
Large Cap Core - 16.24%
First Trust NASDAQ Technology Dividend Index Fund	237,000	5,685,630
Guggenheim S&P 500 Equal Weight ETF +	36,000	2,605,680
Market Vectors Morningstar Wide Moat ETF +	271,000	7,447,080
		15,738,390
Large Cap Growth - 11.06%
iShares U.S. Oil Equipment & Services ETF	44,000	1,450,240
iShares PHLX Semiconductor ETF +	64,000	5,313,920
Market Vectors Gold Miners ETF	62,000	882,880
Powershares Dynamic Pharmaceuticals Portfolio +	50,000	3,067,500
		10,714,540
Large Cap Value - 2.06%
First Trust Capital Strength ETF +	54,000	1,994,760

Small/Mid Cap Core - 2.69%
Guggenheim Spin-Off ETF	74,000	2,601,100

Small/Mid Cap Growth - 6.91%
First Trust US IPO Index Fund	48,000	2,269,440
iShares U.S. Medical Devices ETF +	38,500	4,427,500
		6,696,940
Small/Mid Cap Value - 10.14%
Guggenheim Shipping ETF +	109,000	1,234,970
Guggenheim Solar ETF +	16,000	403,360
Guggenheim Timber ETF	167,000	3,525,370
iShares U.S. Insurance ETF	97,500	4,660,500
		9,824,200

Total Equity Funds (cost $94,456,336)		96,424,422

CLS Funds Quarterly Report

Schedule of Investments - Global Aggressive Equity Fund (Unaudited) (Continued)
January 31, 2016
	Shares	Value
Money Market Funds - 0.56%
Short-Term Cash - 0.56%
Federated Prime Cash Obligations Fund Institutional Class, 0.35% **	544,062	$ 544,062
Total Money Market Funds (cost $544,062)		544,062

Collateral for Securities Loaned - 26.01%
Dreyfus Government Cash Management Institutional Class, 0.17% **	2,206,313	2,206,313
Milestone Treasury Obligations Fund Institutional Class, 0.17% ** ^	23,000,000	23,000,000
Total Collateral for Securities Loaned (cost $25,206,313)		25,206,313

Total Investments (cost $120,206,711) (a) - 126.08%		$ 122,174,797
Liabilities Less Other Assets - Net - (26.08)%		(25,269,626)
NET ASSETS - 100.00%		$ 96,905,171

+ All or a portion of this security is on loan. Total loaned securities had a value of $24,653,763 at January 31, 2016.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2016.
^ Represtents affiliated issuer

ACWI - All Country World Index
ETF - Exchange Traded Fund
IPO - Initial Public Stock Offering
MSCI - Morgan Stanley Capital International
PHLX - Philadelphia Stock Exchange
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$120,235,150 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 7,854,164
Unrealized depreciation:		(5,914,517)
Net unrealized appreciation:		$ 1,939,647

CLS Funds Quarterly Report

Schedule of Investments - Shelter Fund (Unaudited)
January 31, 2016
	Shares	Value
Equity Funds - 61.98%
Developed International - 10.12%
iShares MSCI All Country World Minimum Volatility ETF	133,000	$ 9,075,920

Large Cap Growth - 10.14%
iShares MSCI USA Quality Factor ETF	147,500	9,088,950

Large Cap Value - 41.72%
iShares MSCI USA Minimum Volatility ETF	456,000	18,805,440
PowerShares S&P 500 Low Volatility Portfolio	492,000	18,607,440
		37,412,880

Total Equity Funds (cost $56,016,349)		55,577,750

Money Market Funds - 1.74%
Federated Prime Cash Obligations Fund Institutional Class, 0.35% *	1,565,052	1,565,052
Total Money Market Funds (cost $1,565,052)		1,565,052

	Principal ($)	Value
U.S. Government Securities - 37.02%
U.S. Treasury Bill: 0.00%, 02/11/16	$ 20,700,000	20,698,735
U.S. Treasury Bill: 0.00%, 02/18/16	12,500,000	12,498,539
Total U.S. Government (cost $33,197,274)		33,197,274

Total Investments (cost $90,778,675) (a) - 100.74%		$ 90,340,076
Liabilities Less Other Assets - Net - (0.74)%		(665,818)
NET ASSETS - 100.00%		$ 89,674,258

* Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2016.

ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International

(a)Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$90,874,567 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 101,014
Unrealized depreciation:		(635,505)
Net unrealized depreciation:		$ (534,491)

CLS Funds Quarterly Report

Schedule of Investments (Unaudited)
January 31, 2016

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.  The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation –  Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the "fair value" procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds' calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

CLS Funds Quarterly Report

Schedule of Investments (Unaudited)
January 31, 2016

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds' holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds
The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of January 31, 2016 in valuing the Funds' investments measured at fair value:

Global Diversified Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 415,454,030	$ -	$ -	$ 415,454,030
Money Market Funds	2,238,514	-	-	2,238,514
Collateral for Securities Loaned	36,210,115	-	-	36,210,115
Total	$ 453,902,659	$ -	$ -	$ 453,902,659
Growth and Income
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 187,280,264	$ -	$ -	$ 187,280,264
Equity Funds	176,033,107	-	-	176,033,107
Money Market Funds	1,824,419	-	-	1,824,419
Collateral for Securities Loaned	38,800,001	-	-	38,800,001
Total	$ 403,937,791	$ -	$ -	$ 403,937,791
CLS Funds Quarterly Report

Schedule of Investments (Unaudited)
January 31, 2016
Global Growth
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 40,842,163	$ -	$ -	$ 40,842,163
Equity Funds	194,623,655	-	-	194,623,655
Money Market Funds	3,398,530	-	-	3,398,530
Collateral for Securities Loaned	21,475,875	-	-	21,475,875
Total	$ 260,340,223	$ -	$ -	$ 260,340,223
International Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 18,898,303	$ -	$ -	$ 18,898,303
Money Market Funds	40,518	-	-	40,518
Collateral for Securities Loaned	4,852,014	-	-	4,852,014
Total	$ 23,790,835	$ -	$ -	$ 23,790,835
Flexible Income
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 161,568,244	$ -	$ -	$ 161,568,244
Equity Funds	17,070,230	-	-	17,070,230
U.S. Government & Agency Obligations	-	13,579,956	-	13,579,956
Money Market Funds	4,387,191	-	-	4,387,191
Collateral for Securities Loaned	23,500,001	-	-	23,500,001
Total	$ 206,525,666	$ 13,579,956	$ -	$ 220,105,622
Global Aggressive Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 96,424,422	$ -	$ -	$ 96,424,422
Money Market Funds	544,062	-	-	544,062
Collateral for Securities Loaned	25,206,313	-	-	25,206,313
Total	$ 122,174,797	$ -	$ -	$ 122,174,797
Shelter
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 55,577,750	$ -	$ -	$ 55,577,750
Money Market Funds	1,565,052	-	-	1,565,052
U.S. Government Securities	-	33,197,274	-	33,197,274
Total	$ 57,142,802	$ 33,197,274	$ -	$ 90,340,076
The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.
CLS Funds Quarterly Report

Schedule of Investments (Unaudited)
January 31, 2016

Exchange Traded Funds
The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Securities Lending
CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Global Growth Fund, CLS International Equity Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund and CLS Shelter Fund have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities through the Lending Agent to approved third-party borrowers. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

The Funds may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund, is deemed an affiliate of the Trust and is managed by CLS Investments, LLC. The Funds receive compensation relating to the lending of the Funds’ securities.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 3/30/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Ryan Beach

Ryan Beach, Principal Executive Officer /President

Date 3/30/2016

By (Signature and Title)

/s/Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/30/2016